[logo] Legg Mason Wood Walker,  Incorporated
100 Light Street, P.O. Box 1476
Baltimore, MD 21203-1476 410-539-0000



                                       May 1, 2001




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Tax Exempt Trust, Inc.
                  1933 Act File No. 2-78562
                  1940 Act File No. 811-3526

Ladies and Gentlemen:

         Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from the ones filed in Post-Effective Amendment No. 25 that was filed electronically on March 9, 2001.

                                       Very truly yours,

                                       LEGG MASON TAX EXEMPT TRUST, INC.



                                       By: /s/ Marc R. Duffy
                                          --------------------------------------
                                          Marc R. Duffy
                                          Vice President and Secretary

MRD:kms